Schedule of Investments
(unaudited)
July 31, 2025
iShares
®
iBonds
®
Dec 2033 Term Treasury ETF
1
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
3.50% , 02/15/33 ................... USD 87,123 $ 83,276,859
3.38% , 05/15/33 ................... 87,169 82,364,017
3.88% , 08/15/33 ................... 95,022 92,739,342
4.50% , 11/15/33 ................... 100,432 102,212,896
Total Long-Term Investments — 98 .4%
(Cost: $ 357,421,462 ) .............................. 360,593,114
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30%
(a) (b)
.................. 36,135 $ 36,135
Total Short-Term Securities — 0.0%
(Cost: $ 36,135 ) ................................. 36,135
Total Investments — 98 .4%
(Cost: $ 357,457,597 ) .............................. 360,629,249
Other Assets Less Liabilities — 1.6% .................... 5,905,868
Net Assets — 100.0% ...............................
$ 366,535,117
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
Shares
Held at
07/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 22,175 $ 13,960
(a)
$ — $ — $ — $ 36,135 36,135 $ 22,975 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2033 Term Treasury ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 360,593,114 $ — $ 360,593,114
Short-Term Securities
Money Market Funds ...................................... 36,135 — — 36,135
$ 36,135 $ 360,593,114 $ — $ 360,629,249
Currency Abbreviation
USD United States Dollar